Offerings - Offering: 1	Dec. 29, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Deferred Compensation Obligations
Amount Registered | shares	1,200,000,000
Maximum Aggregate Offering Price	$ 1,200,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 165,720.00
Offering Note	Note 1.A.: The deferred compensation obligations are unsecured obligations of the Microsoft Corporation (the "Registrant") to pay deferred compensation in the future in accordance with the terms of Microsoft Corporation Deferred Compensation Plan. Note 1.B.: The Maximum Aggregate Offering Price has been estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) under the Securities Act of 1933, as amended.